S000009416 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Oil Equipment & Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(7.90%)	1.44%	(6.93%)
iShares U.S. Oil Equipment & Services ETF
Prospectus [Line Items]
Average Annual Return, Percent		(8.23%)	1.02%	(7.22%)
Performance Inception Date					May 01, 2006
iShares U.S. Oil Equipment & Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.59%)	0.65%	(7.61%)
iShares U.S. Oil Equipment & Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.59%)	0.69%	(4.98%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.